SHARE-BASED COMPENSATION - Disclosure of changes in number of share options and average price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding , beginning balance | shares	9,288	8,270
Granted | shares	2,769	2,113
Exercised | shares	(1,910)	(735)
Cancelled/forfeited | shares	(182)	(176)
Expired | shares	(1,166)	(184)
Outstanding, ending balance | shares	8,799	9,288
Options, Exercisable | shares	6,353
Average price, Outstanding beginning balance | $ / shares	$ 1.62	$ 1.33
Granted | $ / shares	2.35	2.58
Exercised | $ / shares	0.8	0.99
Cancelled/forfeited | $ / shares	2.34	2.24
Expired | $ / shares	2.86	1.5
Average price, Outstanding ending balance | $ / shares	1.85	$ 1.62
Average price, Exercisable | $ / shares	$ 1.64